Financial instruments - additional disclosures (Details 11)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of major customers [line items]
Customers with net sales over five percent	The Company’s largest, second-largest and third-largest customers account for approximately 18%, 13% and 7% of net sales from third parties from continuing operations, respectively (2024: 17%, 13% and 7%, respectively; 2023: 15%, 13% and 8%, respectively). The top three largest customer’s trade receivables outstanding amounted to approximately 16%, 12% and 6%, respectively, of the trade receivables at December 31, 2025 (2024: 19%, 12% and 7%, respectively).
Largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	18.00%	17.00%	15.00%
Percentage of entitys trade receivable	16.00%	19.00%
Second largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	13.00%	13.00%	13.00%
Percentage of entitys trade receivable	12.00%	12.00%
Third largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	7.00%	7.00%	8.00%
Percentage of entitys trade receivable	6.00%	7.00%